Joint operations (Joint operations proportionate interest in net assets table) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint operations [line items]
Total assets	$ 9,907,007	$ 9,934,057
McArthur River [Member]
Disclosure of joint operations [line items]
Ownership	69.81%
Principal place of business	Canada
Total assets	$ 963,183	1,048,746
Total liabilities	$ 53,373	50,199
Key Lake [Member]
Disclosure of joint operations [line items]
Ownership	83.33%
Principal place of business	Canada
Total assets	$ 485,635	504,508
Total liabilities	$ 248,107	244,480
Cigar Lake [Member]
Disclosure of joint operations [line items]
Ownership	54.55%
Principal place of business	Canada
Total assets	$ 1,010,646	1,158,583
Total liabilities	57,125	48,967
Joint Operations [Member]
Disclosure of joint operations [line items]
Total assets	2,459,464	2,711,837
Total liabilities	$ 358,605	$ 343,646